Bank Borrowings and Bank Overdraft - Schedule of Reconciliation of Liabilities Arising From Financing Activities (Details)	9 Months Ended				12 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Sep. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Bank borrowing
As at beginning of the year/period	RM 3,262,715	$ 775,066		RM 2,909,469	RM 2,909,469
Proceeds from borrowing				1,000,000	1,000,000
Scheduled repayment	(732,263)	(173,951)			(908,930)
Non-cash changes Finance cost	190,716	45,305		193,434	262,176
As at end of the year/period	2,721,168	646,420	RM 3,262,715		3,262,715
Lease liability
As at beginning of the year/period	162,577	38,620	209,571	209,571	209,571
Scheduled repayment	(172,246)	(40,918)		(42,813)	(57,084)
Non-cash changes
Addition during the year	1,475,012	350,393
Modification	(820)	(195)
Imputed interest	10,781	2,561			10,090
Termination	(37,339)	(8,869)
As at end of the year/period	1,437,965	341,592	162,577		162,577
Amount due to director
As at beginning of the year/period				RM (137,181)	(137,181)
Repayment					(137,181)
Non-Cash changes
Deferred consideration
As at end of the year/period